Depreciation and amortization	12 Months Ended
Dec. 31, 2024
Depreciation and amortisation expense [abstract]
Depreciation and amortization	Depreciation and amortization

	2024	2023	2022
Depreciation of property and equipment (See Note 13.1)	53,961,496	45,018,013	49,421,025
Amortization of intangible assets (See Note 14)	18,885,133	8,116,758	4,462,041
Amortization of rights to use leased real estate (See Note 13.1)	4,063,282	5,230,629	13,689,190
Depreciation of investment properties (See note 13.2)	2,699,998	2,336,577	2,053,468
Loss from sale or impairment of property and equipment (See Note 13.1)	—	1,735,867	4,772,385
Depreciation of other assets	1,768	10,677	14,151
TOTAL	79,611,677	62,448,521	74,412,260